Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Golar LNG Partners LP
Entity Central Index Key	0001415916
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2017